COMMITMENTS (Leases) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS [Abstract]
Rent expenses	18,091	14,858	11,031
2013	7,987
2014	3,562
2015	1,608
2016	1,540
2017 and thereafter	1,279
Future minimum lease payments	15,976